TOUCHSTONE MID CAP GROWTH FUND                               SUMMARY PROSPECTUS
CLASS A TICKER: TEGAX    CLASS B TICKER: TBEGX               JULY 29, 2010
CLASS C TICKER: TOECX    CLASS Y TICKER: TEGYX

Before you invest, you may want to review the fund's Prospectus, which contains information about the fund and its risks. The fund's Prospectus and Statement of Additional Information, both dated July 29, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund's Prospectus and other information about the fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

THE FUND'S INVESTMENT GOALS

The Touchstone Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the sections entitled "Choosing a Share Class" and "Other Purchase and Redemption Information" in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                            Class A        Class B     Class C      Class Y
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
    Purchases (as a percentage of offering price)           5.75%          None        None         None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)              None           5.00%       1.00%        None
Wire Redemption Fee                                         Up to $15      Up to $15   Up to $15    None
-------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------
Management Fees                                             0.80%          0.80%       0.80%        0.80%
Distribution and/or Service (12b-1) Fees                    0.25%          1.00%       1.00%        None
Other Expenses                                              0.46%          0.58%       0.51%        0.46%
Total Annual Fund Operating Expenses                        1.51%          2.38%       2.31%        1.26%
Fee Waiver and/or Expense Reimbursement(1)                  0.01%          0.13%       0.06%        0.01%
Total Annual Fund Operating Expenses After Fee Waiver
       and/or Expense Reimbursement                         1.50%          2.25%       2.25%        1.25%
-------------------------------------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.50%, 2.25%, 2.25% and 1.25% for Class A shares, Class B shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 28, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                Assuming No
               Assuming Redemption at End of Period             Redemption
          Class A      Class B     Class C     Class Y      Class B    Class C
1 Year    $716         $628        $328        $127         $228       $228
3 Years   $1,024       $930        $716        $399         $730       $716
5 Years   $1,350       $1,359      $1,230      $691         $1,259     $1,230
10 Years  $2,272       $2,490      $2,641      $1,522       $2,490     $2,641
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. A mid cap company has a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the Russell Midcap Index (between $14 billion and $1.3 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The Fund may also invest in companies in the technology sector.

The Fund is sub-advised by two sub-advisors that use different style methodologies when evaluating which stocks to buy or sell in their portfolio. Westfield Capital Management Company, L.P. ("Westfield") uses a growth approach and TCW Investment Management Company ("TCW") uses a value approach. Westfield may invest in companies that have earnings it believes will grow faster than the U.S. economy due to new products, management initiatives or personnel changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. TCW may invest in companies that it believes are undervalued, including companies with unrecognized asset values or undervalued growth, and companies undergoing a turnaround. Both sub-advisors evaluate companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

Westfield will sell a security if the predetermined sell price is achieved, if it concludes that the original case for investment is no longer valid, if a security becomes larger than a predetermined percentage of the Fund's portfolio or if more attractive alternative investments are available. TCW will sell a security if it is believed to be fairly valued, if the Fund's holding in a security becomes larger than a predetermined percentage of the Fund's portfolio or if the goals for a security cannot be achieved according to its evaluation process.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

      o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o Because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential

      o Because value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued

      o If the methodologies used by the sub-advisors to select stocks do not identify attractive investments

      o Because actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions

As with any mutual fund, there is no guarantee that the Fund will achieve its goals. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. The bar chart shows changes in performance (before taxes) of the Fund's Class A shares during each full calendar year of operations. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

MID CAP GROWTH FUND - CLASS A TOTAL RETURNS AS OF DECEMBER 31

                                  [BAR CHART]

 2000   2001      2002    2003    2004    2005    2006    2007     2008    2009
25.92%  7.06%  -23.51%   43.35%  10.58%  10.74%  14.26%  12.09%  -39.41%  37.71%

Best Quarter: 4th Quarter 2001 +22.97%   Worst Quarter: 4th Quarter 2008 -26.51%

The year-to-date return for the Fund's Class A shares as of June 30, 2010 is -6.85%.

The performance table shows how the Fund's average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Russell Midcap Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

Class B shares began operations on May 1, 2001. Class Y shares began operations on February 2, 2009. Performance for Class Y shares is not shown because the share class does not have a full calendar year of operations and performance for this class will vary.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009

                                                          1 Year   5 Years     10 Years
MID CAP GROWTH FUND - CLASS A
------------------------------------------------------------------------------------------
Return Before Taxes                                       29.80%   2.21%       6.19%
Return After Taxes on Distributions                       29.80%   1.15%       4.92%
Return After Taxes on Distributions and
    Sale of Fund Shares                                   19.37%   1.76%       4.91%
Russell Midcap Growth Index                               46.29%   2.40%      -0.52%
(reflects no deductions for fees, expenses or taxes)
------------------------------------------------------------------------------------------
MID CAP GROWTH FUND - CLASS C
------------------------------------------------------------------------------------------
Return Before Taxes                                       36.69%   2.63%       6.04%
Russell Midcap Growth Index                               46.29%   2.40%      -0.52%
(reflects no deductions for fees, expenses or taxes)
------------------------------------------------------------------------------------------

                                                                                Since
                                                          1 Year   5 Years   Class Started
MID CAP GROWTH FUND - CLASS B
------------------------------------------------------------------------------------------
Return Before Taxes                                       32.72%   2.50%       4.63%
Russell Midcap Growth Index                               46.29%   2.40%      -0.52%
(reflects no deductions for fees, expenses or taxes)
------------------------------------------------------------------------------------------

INVESTMENT ADVISOR                   INVESTMENT SUB-ADVISORS

Touchstone Advisors, Inc.            Westfield Capital Management Company, L.P.
                                     TCW Investment Management Company

PORTFOLIO MANAGER(S)

Westfield Capital Management Company, L.P.
------------------------------------------

William A. Muggia
President, Chief Executive Officer, Chief Investment Officer and Partner Managing the Fund since 1999

TCW Investment Management Company
---------------------------------

Susan I. Suvall
Group Managing Director
Managing the Fund since 2001

John A. Gibbons
Managing Director
Managing the Fund since 2008

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements
-------------------------------

                                                            CLASS A, CLASS B AND CLASS C                CLASS Y
                                                            Initial           Additional          Initial       Additional
                                                           Investment         Investment         Investment     Investment
---------------------------------------------------------------------------------------------------------------------------
Regular Account                                           $     2,500       $         50         $    2,500        None
Retirement Account or Custodial Account under
      the Uniform Gifts/Transfers to Minors Act           $     1,000       $         50         None              None
Investments through the Automatic Investment Plan         $       100       $         50         None              None
---------------------------------------------------------------------------------------------------------------------------

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. You may purchase and sell Class A and Class C shares of the Fund directly from Touchstone Securities, Inc. or through your financial advisor. You may sell Class B shares of the Fund directly from Touchstone Securities, Inc. or through your financial advisor. Class Y shares are available only through your financial institution. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless the shares are held in a tax-deferred account. Shares that are held in a tax-deferred account may be taxed as ordinary or capital gains once they are withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.